Nature of Business and Organization (Details)																		12 Months Ended
		Oct. 21, 2024 USD ($) $ / shares shares	Jul. 01, 2024 USD ($) $ / shares shares	Apr. 17, 2024 USD ($)	Apr. 16, 2024 USD ($) $ / shares shares	May 26, 2023 USD ($) $ / shares shares	Dec. 21, 2022 USD ($)	Mar. 18, 2022 USD ($) shares	Mar. 14, 2022 USD ($)	Dec. 29, 2021 USD ($) $ / shares shares	Mar. 12, 2021 USD ($) $ / shares shares	Dec. 04, 2020 $ / shares shares	Oct. 30, 2020 $ / shares shares	Oct. 21, 2020 $ / shares shares	May 21, 2020 $ / shares shares	Feb. 12, 2020 $ / shares shares	Apr. 13, 2018 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 14, 2024 $ / shares	Mar. 20, 2024 $ / shares shares	Jun. 14, 2021 shares	Apr. 21, 2021 shares	Dec. 31, 2020 $ / shares shares	Feb. 12, 2020 $ / shares shares	Apr. 13, 2018 $ / shares
Nature of Business and Organization [Line Items]
Number of shares issued (in Shares)																	1,000
Ordinary shares, shares authorized (in Shares)																		100,000,000		50,000,000
Ordinary shares, par value | $ / shares																		$ 0.008		$ 0.008
Warrant to purchase (in Shares)																									43,616
Price per share (in Dollars per share) | $ / shares		$ 1.2									$ 6
Offering expenses | $											$ 18,000,000
Aggregate of shares value | $																		$ 2,280,000
Earnout payment | $						$ 8,042,090														$ 5,884,013	$ 8,826,019
Total consideration paid | $									$ 7,078,100									7,078,100
Newly issued shares (in Shares)											3,333,335
Closing price | $																		1,000,000
Paid to sellers | $							$ 9,550,000	$ 1,000,000
Net sales | $																		$ 45,708,723		$ 89,002,243
Ordinary shares, issued (in Shares)																		6,679,065		3,441,172
Agreement Value | $										$ 23,470,712
Gross proceeds | $				$ 2,000,000
MingZhu to MingZhu HK [Member]
Nature of Business and Organization [Line Items]
Ownership interest																	100.00%												100.00%
MingZhu Cayman [Member]
Nature of Business and Organization [Line Items]
Ownership interest																	100.00%												100.00%
MingZhu BVI [Member]
Nature of Business and Organization [Line Items]
Ownership interest																	100.00%												100.00%
Zhejiang Cheyi Network Technology Co Ltd [Member]
Nature of Business and Organization [Line Items]
Ownership interest										100.00%
Yinhua [Member]
Nature of Business and Organization [Line Items]
Ownership interest								100.00%	100.00%									100.00%
Alliance BVI [Member]
Nature of Business and Organization [Line Items]
Ownership interest						100.00%
Minimum [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, issued (in Shares)															9,000,000	1,000												1,000
Maximum [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, issued (in Shares)															9,250,000	9,250,000												9,250,000
Ordinary shares [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares authorized (in Shares)																											50,000,000
Ordinary shares, par value | (per share)					$ 0.001						$ 0.001				$ 0.001	$ 0.001								$ 0.001			$ 0.001	$ 0.01
Number of ordinary shares (in Shares)															9,000,000			1,900,000	[1]
Warrant to purchase (in Shares)											1
Ordinary share (in Dollars per share) | $ / shares											$ 0.75
Price per share (in Dollars per share) | $ / shares					$ 0.4						$ 6							$ 2.12
Aggregate of shares value | $																		$ 15,200
Newly issued shares (in Shares)	[1]																	625,000
Ordinary per share (in Dollars per share) | $ / shares																		$ 1.85
Ordinary shares, issued (in Shares)		1,900,000									1													5,000,000
Purchase of ordinary shares (in Shares)					5,000,000
Agreement Value | $					$ 2,000,000
Ordinary shares [Member] | Minimum [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares authorized (in Shares)																38,000,000												38,000,000
Number of ordinary shares (in Shares)																1,000
Ordinary shares [Member] | Maximum [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares authorized (in Shares)																50,000,000												50,000,000
Number of ordinary shares (in Shares)																9,250,000
Share Purchase Agreement [Member]
Nature of Business and Organization [Line Items]
Payments of shareholders | $																		$ 10,076,600
Cheyi BVI [Member]
Nature of Business and Organization [Line Items]
Aggregate of shares value | $										$ 23,470,712
Number of aggregate shares (in Shares)										3,189,000
Earnout payment | $										$ 2,000,000											5,884,013	$ 8,826,019
Net income | $																					3,000,000	$ 3,000,000
Cheyi BVI [Member] | Share Purchase Agreement [Member]
Nature of Business and Organization [Line Items]
Ownership interest										100.00%
Cheyi BVI [Member] | Ordinary shares [Member]
Nature of Business and Organization [Line Items]
Price per share (in Dollars per share) | $ / shares										$ 2.12
Aggregate of shares value | $										$ 6,760,680
Yinhua [Member]
Nature of Business and Organization [Line Items]
Number of ordinary shares (in Shares)								3,826,000
Earnout payment | $																					1,998,500
Net income | $																					1,300,000
Newly issued shares (in Shares)																		3,826,000
Paid to sellers | $								$ 1,000,000
Yinhua [Member] | Busines Acquisition [Member]
Nature of Business and Organization [Line Items]
Acquisitions price (in Dollars per share) | $ / shares																		$ 1.85
Feipeng BVI [Member]
Nature of Business and Organization [Line Items]
Net income | $																				$ 2,400,000
Acquired amount | $							14,540,436
Cash | $							9,550,000
Number of shares value | $																				4,990,436
Net sales | $
Feipeng BVI [Member] | Share Purchase Agreement [Member]
Nature of Business and Organization [Line Items]
Acquired amount | $							14,540,436
Cash | $							$ 9,550,000
Number of shares value | $																				4,990,436
Feipeng BVI [Member] | Busines Acquisition [Member]
Nature of Business and Organization [Line Items]
Acquired percentage							100.00%
Feipeng BVI [Member] | Busines Acquisition [Member] | Share Purchase Agreement [Member]
Nature of Business and Organization [Line Items]
Acquired percentage							100.00%
Extraordinary General Meeting [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares authorized (in Shares)			100,000,000
Ordinary shares, par value | $ / shares			$ 0.008																				$ 0.001
Ordinary shares, issued (in Shares)			6,250,000
Authorized share capital | $			$ 800,000
Number of ordinary shares (in Shares)			4,779,065
Round up shares (in Shares)			92,024
Extraordinary General Meeting [Member] | Ordinary shares [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, issued (in Shares)			100,000,000
Authorized share capital | $			$ 50,000
Shenzhen Yangang Mingzhu Freight Industries Co., Ltd [Member]
Nature of Business and Organization [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 1.2
Ordinary shares, issued (in Shares)		1,900,000
Agreement Value | $		$ 2,280,000
Aggregate shares (in Shares)		1,900,000
Incentive Plan [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, issued (in Shares)																		4,966,950
MingZhu to MingZhu HK [Member]
Nature of Business and Organization [Line Items]
Price per share | $ / shares																	$ 0.001
MingZhu BVI [Member]
Nature of Business and Organization [Line Items]
Price per share | $ / shares																													$ 0.01
Alliance BVI [Member]
Nature of Business and Organization [Line Items]
Earnout payment | $						$ 8,042,090
Net income | $						2,000,000														427,171
Payments of shareholders | $						21,292,948
Total consideration paid | $						$ 5,208,768
Newly issued shares (in Shares)						4,569,095
Ordinary per share (in Dollars per share) | $ / shares						$ 1.14
Net sales | $																				$ 1,154,091
Board of Directors [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, par value | (per share)																$ 0.001												$ 0.01
Board of Directors [Member] | Minimum [Member]
Nature of Business and Organization [Line Items]
Number of ordinary shares (in Shares)															9,000,000
Board of Directors [Member] | Maximum [Member]
Nature of Business and Organization [Line Items]
Number of ordinary shares (in Shares)															9,250,000
Board of Directors [Member] | Ordinary shares [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares authorized (in Shares)															50,000,000
Ordinary shares, par value | (per share)																$ 0.001												$ 0.01
IPO [Member]
Nature of Business and Organization [Line Items]
Number of shares issued (in Shares)														3,000,000
Price per share | $ / shares														$ 4
Ordinary shares, par value | $ / shares											$ 0.001
Number of ordinary shares (in Shares)														3,000,000
Number of units securities (in Shares)											3,333,335
Purchase of warrants (in Shares)																									43,616	214,286
Over-Allotment Option [Member]
Nature of Business and Organization [Line Items]
Price per share | $ / shares												$ 4	$ 4
Exercised additional share purchased (in Shares)												4,040	350,000

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020, the surrender and cancellation of shares effected on May 21, 2020 and the reverse stock split effected on July 1, 2024.